Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

16. Financial Instruments

        The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

        Derivative Financial Instruments:    The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

        Interest Rate Risk:    Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 13, Long-term Debt.

        Concentration of Credit Risk:    Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 17, Operating Revenue, for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company's maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

        Fair Value:    The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities excluding long-term bank loans approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

        Interest Rate Swaps:    The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

  a.    Cash Flow Interest Rate Swap Hedges

        The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expenses from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

        These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps were performed on a quarterly basis until June 30, 2012. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge was recognized initially in stockholders' equity, and recognized to the Statement of Comprehensive Income in the periods when the hedged item affects profit or loss. The change in the fair value of these interest swaps qualifying for hedge accounting for the six months ended June 30, 2012 was $40.5 million and recognized in the Accumulated other comprehensive loss.

        The Company recorded in the consolidated statements of comprehensive income hedge ineffectiveness gains of $1.8 million for the six months ended June 30, 2012 and unrealized gains of $2.2 million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the six months ended June 30, 2012.

        On July 1, 2012, the Company elected to prospectively de-designate cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements will be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward. The Company recorded in its earnings, unrealized gains from changes in the fair value of the cash flow interest rate swaps, an amount of $62.7 million for the six months ended December 31, 2012.

        The Company evaluated whether the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately. The Company reclassified from Accumulated Other Comprehensive Loss to its earnings unrealized losses of $67.7 million for the six months ended December 31, 2012.

        The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2012 and 2011 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(20,759)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	$(11,253)	$(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	$(4,172)	$(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	$(4,190)	$(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	$(4,103)	$(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	$(34,952)	$(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	$(21,792)	$(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	$(22,116)	$(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	$—	$(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	$(15,882)	$(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	$(13,424)	$(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	$(13,523)	$(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	$(25,725)	$(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	$(21,241)	$(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	$(33,273)	$(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	$(13,243)	$(15,370)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(26,357)	$(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	$(21,043)	$(26,016)

Total fair value of swaps							$(307,048)	$(412,452)

        The Company recorded in the consolidated statements of comprehensive income hedge ineffectiveness gains/(losses) of $1.8 million, $19.7 million and $(0.6) million for the years ended December 31, 2012, 2011 and 2010, respectively, unrealized gains/(losses) of $64.9 million, $(10.3) million and $(36.5) million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the years ended December 31, 2012, 2011 and 2010, respectively. Furthermore, deferred realized losses of nil, $(0.2) million and $(8.6) million were reclassified from "Accumulated other comprehensive loss" in the consolidated balance sheets to the consolidated statements of comprehensive income as of and for the years ended December 31, 2012, 2011 and 2010, respectively, as well as $67.7 million unrealized losses were reclassified from Accumulated Other Comprehensive Loss to earnings for the six months ended December 31, 2012 (following the hedge accounting discontinuance as of July 1, 2012). In addition, the Company reclassified from "Accumulated other comprehensive loss" in the consolidated balance sheet to the consolidated statements of comprehensive income an amount of $(4.2) million in the year ended December 31, 2010, in relation to deferred realized losses of cash flow hedges for the HN N-216, the HN N-217 and the HN N-218 following their cancellation.The total fair value change of the interest rate swaps for the years ended December 31, 2012 and 2011, amounted to $105.4 million and $19.5 million, respectively.

        The variable-rate interest on specific borrowings that was associated with vessels under construction was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, are classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. Realized losses on cash flow hedges of $7.0 million, $31.3 million and $38.5 million were recorded in other comprehensive loss for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, an amount of $3.5 million, $1.6 million and $0.5 million was reclassified into earnings for the years ended December 31, 2012, 2011 and 2010, respectively, representing amortization over the depreciable life of the vessels.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Total realized losses	$(159.7)	$(163.8)	$(129.4)
Realized losses deferred in Other Comprehensive Loss	7.0	31.3	38.5

Realized losses expensed in consolidated statements of comprehensive income	(152.7)	(132.5)	(90.9)
Amortization of deferred realized losses	(3.5)	(1.6)	(0.5)
Unrealized gains/(losses)	(0.9)	9.2	(45.7)
Accelerated amortization of deferred realized losses	—	—	(4.2)

Unrealized and realized losses on cash flow interest rate swaps	$(157.1)	$(124.9)	$(141.3)

        The Company was in an over-hedged position under its cash flow interest rate swaps, which was due to deferred progress payments to shipyards, cancellation of three newbuildings in 2010, replacements of variable interest rate debt with a fixed interest rate seller's financing and equity proceeds from the Company's private placement in 2010, all of which reduced initial forecasted variable interest rate debt and resulted in notional cash flow interest rate swaps being above the variable interest rate debt eligible for hedging. Realized losses attributable to the over-hedging position were $19.0 million, $38.9 million and $28.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The over-hedged position described above was gradually reduced and ultimately eliminated during the second half of 2012, following the delivery of all remaining newbuildings and the full drawdown of all credit facilities.

  b.    Fair Value Interest Rate Swap Hedges

        These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company's fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. The Company considers its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevents earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps was performed on a quarterly basis, on the financial statement and earnings reporting dates.

        On July 1, 2012, the Company elected to prospectively de-designate fair value interest rate swaps for which it was applying hedge accounting treatment due to the compliance burden associated with this accounting policy. All changes in the fair value of the Company's fair value interest rate swap agreements will continue to be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments will not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments continue to be probable of occurring. Therefore, the fair value of the hedged item associated with the previously designated fair value interest rate swaps will be frozen and recognized in earnings when the interest payments are recognized. If such interest payments were to be identified as being probable of not occurring, the fair value of hedged debt balance pertaining to these amounts would be reversed through earnings immediately.

        The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2012 and 2011, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,390	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	$1,518	$2,047

Total fair value							$2,908	$3,964

        The total fair value change of the interest rate swaps for the years ended December 31, 2012, 2011 and 2010, amounted to $(1.1) million, $(0.5) million and $0.7 million, respectively, and is included in the consolidated statement of comprehensive income in "Unrealized and realized losses on derivatives". The related asset of $2.9 million and $4.0 million as of December 31, 2012 and 2011, respectively, is shown under "Other non-current assets" in the consolidated balance sheet.

        The total fair value change of the underlying hedged debt for the period from January 1, 2012 until June 30, 2012, was $0.9 million gain and for the years ended December 31, 2011 and 2010, amounted to $1.8 million and $0.8 million, respectively, and is included in the consolidated statement of comprehensive income in "Unrealized and realized losses on derivatives". The related liability of the fair value hedged debt of $2.2 million and $3.4 million is shown under "Long-term Debt" in the consolidated balance sheet as of December 31, 2012 and 2011, respectively. The net ineffectiveness for the six months ended June 30, 2012, amounted to $0.5 million gain (on July 1, 2012, the Company elected to prospectively de-designate hedge accounting) and for the years ended December 31, 2011 and 2010, amounted to $1.3 million and $1.5 million, respectively, and is shown in the consolidated Statement of Comprehensive Income in "Unrealized and realized losses on derivatives". The Company reclassified from "Long-term debt, net of current portion", where its fair value of hedged item is recorded, to its earnings unrealized losses of $0.3 million for the six months ended December 31, 2012 (following the hedge accounting discontinuance as of July 1, 2012).

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Unrealized gains/(losses) on swap asset	$(1.1)	$(0.5)	$0.7
Unrealized gains/(losses) on fair value of hedged debt	0.6	1.0	(0.2)
Amortization of fair value of hedged debt	0.3	0.8	1.0
Reclassification of fair value of hedged debt to Statement of Comprehensive Income	0.3	—	—
Realized gains	1.8	2.2	2.6

Unrealized and realized losses on fair value interest rate swaps	$1.9	$3.5	$4.1

  c.    Fair Value of Financial Instruments

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

	Fair Value Measurements as of December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

	Fair Value Measurements as of December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

        Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 16(a)-(b) above for further information on the Company's interest rate swap contracts.

        The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of December 31, 2012 and 2011, these financial instruments are in the counterparties' favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

        The estimated fair values of the Company's financial instruments are as follows:

	As of December 31, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$55,628	$55,628	$51,362	$51,362
Restricted cash	$3,251	$3,251	$2,909	$2,909
Accounts receivable, net	$3,741	$3,741	$4,176	$4,176
Due from related parties	$12,664	$12,664	$9,128	$9,128
Notes receivable from ZIM	$33,899	$34,071	$23,538	$23,847
Accounts payable	$13,982	$13,982	$15,144	$15,144
Accrued liabilities	$32,894	$32,894	$36,117	$36,117
Long-term debt, including current portion	$3,222,548	$3,223,337	$3,002,247	$3,002,247
Vendor financing, including current portion	$179,142	$179,500	$65,145	$65,034

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$23,847	$—	$23,847	$—
Long-term debt, including current portion(2)	$3,002,247	$—	$3,002,247	$—
Vendor financing, including current portion(3)	$65,034	$—	$65,034	$—
Accrued liabilities(4)	$36,117	$—	$36,117	$—
(1)
The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)
The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)
The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)
The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

        The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Vessels, net	$98.5	$—	$98.5	$—

        The Company recorded an impairment loss of $129.6 million on thirteen of its older vessels as of December 31, 2012, thus reducing the vessels' carrying value at December 31, 2012 from $228.1 million to $98.5 million. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. Refer to Note 24, Impairment Loss.